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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Venor Capital Management LP
Address:  7 Times Square Tower, Suite 3505
          New York, New York 10036

Form 13F File Number:     028-12495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Zemel
Title:      Chief Financial Officer
Phone:      212-703-2100

Signature, Place, and Date of Signing:

/s/ David Zemel              New York, New York                 August 14, 2012
--------------------         ------------------                -----------------
    [Signature]                [City, State]                         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        0
                                                 ----------

Form 13F Information Table Entry Total:                   4
                                                 ----------

Form 13F Information Table Value Total:            $234,155
                                                 ----------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          -----------------------       -------

     None.

                                                    Venor Capital Management LP
                                                    Form 13F Information Table
                                                    Quarter ended June 30, 2012



        COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5     COLUMN 6 COLUMN 7       COLUMN 8
                                                        VALUE     SHRS or   SH/  PUT/  INV.  OTHR       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISC  MGRS     SOLE    SHARED  NONE
-------------------------  --------------- ---------  --------   ---------  ---  ----  ----  ----  ---------  ------  ----
GRAPHIC PACKAGING HLDG CO  COM             388689101  $ 26,509   4,819,905  SH         SOLE        4,819,905
ISHARES TR                 RUSSELL 2000    464287655  $178,214   2,240,000  SH   PUT   SOLE        2,240,000
TWO HBRS INVT CORP         COM             90187B101  $ 19,068   1,840,544  SH         SOLE        1,840,544
ASSURED GUARANTY LTD       COM             G0585R106  $ 10,364     735,000  SH   CALL  SOLE          735,000

Total Fair Market Value (in thousands)                $234,155
